Earnings Per Share - Schedule of Earnings Per Share (Detail) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ARS ($) shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 ARS ($) shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 ARS ($) shares	Dec. 31, 2019 $ / shares
Earnings per share [abstract]
Net Income (Loss) for the Year Attributable to Parent Company´s Owners | $	$ 31,094,407		$ 37,993,605		$ 48,718,493
Weighted Average Ordinary Shares | shares	1,474,692		1,442,740		1,426,765
Earnings per Share | $ / shares		$ 21.09		$ 26.33		$ 34.15